Subsequent Events - Additional Information (Details)				12 Months Ended
	Nov. 25, 2021	May 19, 2021 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2022 USD ($)	Jun. 01, 2021 USD ($)
Subsequent Event [Line Items]
Interest paid-in-kind				$ 1,684,000
Debt instrument interest rate				6.00%
Employee Leasing Agreement | Emmis Operating Company
Subsequent Event [Line Items]
Early Termination Penalties			$ 0
May 2021 SG Broadcasting Promissory Note
Subsequent Event [Line Items]
Debt instrument interest rate		6.00%
Maturity date		May 25, 2025
Debt instrument face amount		$ 7,000,000
May 2021 SG Broadcasting Promissory Note | Subsequent Event
Subsequent Event [Line Items]
Incremental annual interest rate	1.00%
Increase in interest rate	1.00%
Senior Credit Facility | SG Broadcasting
Subsequent Event [Line Items]
Increased Debt Instrument Face Amount		7,000,000
Additional loan for working capital		3,000,000
Debt Instrument, Annual Principal Payment		3,000,000
Interest paid-in-kind		$ 400,000
Multiple Applied To Billboard Cash Flows		3.5
Prepayment of senior credit facility debt		$ 3,000,000
Senior Credit Facility | SG Broadcasting | Subsequent Event
Subsequent Event [Line Items]
Additional loan for working capital					$ 3,000,000	$ 1,000,000
Senior Credit Facility | SG Broadcasting | Maximum
Subsequent Event [Line Items]
Multiple Applied To Billboard Cash Flows		5.0
Senior Credit Facility | SG Broadcasting | Minimum
Subsequent Event [Line Items]
Multiple Applied To Billboard Cash Flows		3.5
Senior Credit Facility | SG Broadcasting | FCC Licenses
Subsequent Event [Line Items]
Advance Rate Applied to the Radio Stations' FCC Licenses		60
Incremental annual interest rate		1.00%
Debt Instrument, Frequency of Periodic Payment		paid in kind monthly
Senior Credit Facility | SG Broadcasting | FCC Licenses | Maximum
Subsequent Event [Line Items]
Advance Rate Applied to the Radio Stations' FCC Licenses		70
Senior Credit Facility | SG Broadcasting | FCC Licenses | Minimum
Subsequent Event [Line Items]
Advance Rate Applied to the Radio Stations' FCC Licenses		60